Other Receivables and Other Payables	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Other Receivables Other Payables [Abstract]
OTHER RECEIVABLES AND OTHER PAYABLES
9.	OTHER RECEIVABLES AND OTHER PAYABLES

The Company, in its capacity as an import agent, collects payments from its customers that are remitted to their suppliers. Due to foreign exchange control in China, the Company is only allowed to remit limited amount of such funds to the suppliers each year.

As of March 31, 2018 and December 31, 2017, the collectible balances from customers or its designee amounted to $9,989,728 and $5,897,450, respectively; while the amounts payable to the suppliers on behalf of these customers or its designees amounted to $9,546,644 and $5,814,883, respectively.

Taxes recoverable and payable included in other receivables and other current assets consisted of the following as of March 31, 2018 and December 31, 2017:

	2018	2017
Value added tax deductible	$1,304,477	$820,616
Other business-related (tax payable) prepaid tax	(81,840)	7,694
	$1,222,637	$828,310

10.	OTHER RECEIVABLES & OTHER PAYABLES

The Company, in its capacity as an import agent, collects payments from its customers that are remitted to their suppliers. Due to foreign exchange control in China, the Company is only allowed to remit limited amount of such funds to the suppliers each year.

As of December 31, 2017, and 2016, the collectible balances from customers or its designee amounted to $5,897,450 while the amounts payable to their suppliers amounted to $5,814,883, respectively.